SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair value gain	$ 0	$ 1,316	$ 0
Short term investment outstanding	0	0
Fair value gain/loss	$ 97	$ 996	0
Fair Value, Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment Income, Net	Investment Income, Net
Carrying amount of equity securities	$ 3,326	$ 8,411
Marketable securities gain/(loss) before adoption		$ 2,905	$ 0
Marketable securities gain/(loss), after adoption	$ 5,085